Segment Reporting (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of Operations for the Reportable Segment

The following table presents the operations for the reportable segment during the six months ended June 30, 2026 and 2025 (in thousands):

	Six months ended June 30,
	2026	2025
Research and development - Payroll and Employee benefits	349	779
Marketing - Payroll and Employee benefits	220	262
General and administrative - Payroll and Employee benefits	334	392
Depreciation and amortization expenses	167	481
Share-based compensation expenses	72	184
Inventory write-down	264	-
Other operating expenses (*)	1,918	1,347
Total operating loss	3,324	3,445

Loss (gain) from marketable securities	(3)	36
Interest income		(13)
Other financial expenses (income), net	(35)	170
Other expenses	7	206
Loss for the year	3,293	3,844

(*)	Other operating expenses include materials, directors and officers insurance, public relations and advertising, consulting and professional services, corporate costs and facility costs.